RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Gross Partnership Management Fee	$ 441,357	$ 542,737
Asset Management And Reporting Fee	217,708	192,394
Partnership Management Fee net of Asset Management and Reporting Fee	223,649	350,343
Series Seven [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	0	0
Asset Management And Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Nine [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	72,387	82,528
Asset Management And Reporting Fee	5,151	9,889
Partnership Management Fee net of Asset Management and Reporting Fee	67,236	72,639
Series Ten [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	59,458	72,329
Asset Management And Reporting Fee	10,602	23,919
Partnership Management Fee net of Asset Management and Reporting Fee	48,856	48,410
Series Eleven [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	96,095	114,585
Asset Management And Reporting Fee	77,135	39,646
Partnership Management Fee net of Asset Management and Reporting Fee	18,960	74,939
Series Twelve [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	64,200	91,199
Asset Management And Reporting Fee	28,536	45,424
Partnership Management Fee net of Asset Management and Reporting Fee	35,664	45,775
Series Fourteen [Member]
Related Party Transaction [Line Items]
Gross Partnership Management Fee	149,217	182,096
Asset Management And Reporting Fee	96,284	73,516
Partnership Management Fee net of Asset Management and Reporting Fee	$ 52,933	$ 108,580